Provisions	12 Months Ended
Mar. 31, 2026
Provisions [abstract]
Provisions	Provisions

	JPY (millions) For the Year Ended March 31
	2025	2026
Non-current	¥35,177	¥37,550
Current	533,140	998,501
Total	¥568,317	¥1,036,051

The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 31)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2024	¥22,342	¥12,102	¥483,259	¥21,089	¥538,793
Increases	7,181	41,794	871,225	39,848	960,049
Decreases (utilized)	(16,959)	(29,976)	(799,841)	(16,829)	(863,606)
Decreases (reversed)	(63)	(8,609)	(42,854)	(750)	(52,275)
Foreign currency translation differences	(40)	(1,316)	(12,624)	(664)	(14,644)
As of March 31, 2025	¥12,462	¥13,995	¥499,165	¥42,695	¥568,317
Increases	408,681	31,135	989,718	8,028	1,437,561
Decreases (utilized)	(5,758)	(16,842)	(932,913)	(10,027)	(965,541)
Decreases (reversed)	(646)	(1,953)	(51,243)	(3,080)	(56,922)
Foreign currency translation differences	1,010	1,592	47,341	2,692	52,635
As of March 31, 2026	¥415,749	¥27,927	¥552,068	¥40,308	¥1,036,051
Litigation
Takeda is involved in various legal and administrative proceedings. The litigation provision for the fiscal year ended March 31, 2026 includes a provision for damages relating to the AMITIZA (lubiprostone) antitrust litigation, for which a verdict was rendered in May 2026 in the U.S. District Court for the District of Massachusetts (Note 31).
Restructuring
Takeda has various restructuring efforts in place during the years ended March 31, 2024, 2025 and 2026, in connection with the following:
•Enterprise-wide efficiency program - Takeda implemented an enterprise-wide program from the fiscal year ended March 31, 2025 onward, aimed at promoting business growth and improving profitability. This program includes increasing the agility and simplicity of our business organization, investing in digital, data, and technology (DD&T) to enhance productivity and efficiency across the organization, and implementing cost reductions and process improvements in supply chain and vendor management.
•Various other efforts to improve the efficiency of its operations and related facilities.
A restructuring provision is recorded when Takeda has developed a detailed formal plan for the restructuring and, through an execution of the plan or an announcement of its main features to those affected by it, a valid expectation has been raised in those affected by the plan that the plan will be implemented. Takeda records the provision and associated expenses based on estimated costs associated with the plan. The ultimate cost and the timing of any payments under the plan will be impacted by the actual timing of the actions and the actions of employees impacted by the restructuring activities.
Restructuring expenses recorded for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Cash:
Severance	¥13,685	¥62,595	¥35,198
Consulting fees	11,528	16,205	8,345
Other	48,622	44,784	19,240
Total	¥73,835	¥123,584	¥62,783
Non-Cash:
Depreciation and impairment	¥7,523	¥4,548	¥8,035
Total	¥81,358	¥128,133	¥70,818
Other restructuring expenses for the fiscal years ended March 31, 2024, 2025 and 2026 include personnel expenses of JPY 9,769 million, JPY 16,353 million, and JPY 9,550 million, respectively, and mainly related to retention bonus and salary of employees fully dedicated to restructuring programs. Also, other restructuring expenses for the fiscal year ended March 31, 2024 include expenses related to lease termination agreement to consolidate the offices for the purpose of maximizing organizational effectiveness.
Takeda’s Board of Directors held on March 25, 2026 approved the transformation program designed to strengthen our competitiveness and accelerate future growth and, primarily as a result of the program, a restructuring expense of JPY 170,000 million is projected to be incurred in the fiscal year ending March 31, 2027.
Rebates and Returns
Takeda has recognized a provision related mainly to sales rebates and returns for products and merchandise. The balances stated in the summary table above include provisions of JPY 241,704 million and JPY 291,232 million as of March 31, 2025 and 2026, respectively, for contractual and statutory rebates payable under Commercial healthcare provider contracts and U.S. State and Federal government health programs, such as U.S. Medicaid and U.S. commercial managed care programs. These are expected to be paid out generally within one year. Return reserves are recorded primarily for credits expected to be issued to customers for certain expired products that will be returned. Sales rebates and sales returns reserves are reviewed and updated monthly or when there is a significant change in its amount.
Other
Other provisions are primarily related to asset retirement obligations, contract termination fees and onerous contracts, and other provisions for the fiscal year ended March 31, 2025 also included post-trial access costs for the terminated program (Note 5)